SUBSEQUENT EVENTS (Details Narrative) - Non-adjusting Events After Reporting Period [Member] - Acquisition Agreement [Member] $ in Millions	1 Months Ended
Jul. 19, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	100.00%
Purchase price	$ 4.0
Cash consideration	2.5
Worth of securities	$ 1.5